Financial instruments - valuation - Level 3 Sensitivities of Assets (Details) - Recurring - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of assets
Assets	£ 280,855	£ 276,772
Loans
Fair value of assets
Assets	39,775	46,621
Securities
Fair value of assets
Assets	29,215	30,124
Derivatives
Fair value of assets
Assets	166,523	150,029
Other loans
Fair value of assets
Assets	353	365
Securities
Fair value of assets
Assets	44,989	49,633
Level 3
Fair value of assets
Assets	1,723	2,554	£ 3,300
Sensitivity favourable	140	270
Sensitivity unfavourable	(110)	(210)
Level 3 | Loans
Fair value of assets
Assets	225	449
Sensitivity favourable	10	10
Sensitivity unfavourable		(10)
Level 3 | Securities
Fair value of assets
Assets	81	555
Level 3 | Derivatives
Fair value of assets
Assets	1,082	1,229
Sensitivity favourable	80	180
Sensitivity unfavourable	(80)	(180)
Level 3 | Other loans
Fair value of assets
Assets	168	58
Sensitivity favourable	20
Sensitivity unfavourable	(10)
Level 3 | Securities
Fair value of assets
Assets	167	263
Sensitivity favourable	30	80
Sensitivity unfavourable	£ (20)	£ (20)